RELATED PARTY TRANSACTION (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Aug. 10, 2022	May 13, 2021	May 12, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Jan. 20, 2023	Dec. 31, 2021	Aug. 10, 2021	Jan. 01, 2016
Debt Instrument, Face Amount							$ 575,000
Promissory note - related party								$ 250,000
Naturalshrimp Incorporated [Member]
Accrued payroll				119,000	$ 119,000	$ 154,000
Professional fees					50,000	50,000
Interest rate percentage										2.00%
Debt Instrument, Face Amount				35,000
Notes payable related party				$ 290,000	$ 290,000
Interest rate				8.00%	8.00%
Promissory note - related party				$ 745,412	$ 495,412	1,151,162
Accrued interest payable				161,000	146,000	118,000
Current liability				54,647	54,647	54,647
Naturalshrimp Incorporated [Member] | Loan Agreement [Member]
Proceeds from related party debt	$ 300,000
Naturalshrimp Incorporated [Member] | Notes Payable [Member]
Payment of debt					655,750
Outstanding balance				77,000	77,000	735,000
Accrued interest payable				74,000	74,000	$ 66,000
Naturalshrimp Incorporated [Member] | Promissory Notes [Member] | Loan Agreement [Member]
Interest rate percentage	10.00%
Proceeds from related party debt	$ 250,000
Debt Instrument, Face Amount	$ 50,000
Naturalshrimp Incorporated [Member] | Chief Financial Officer [Member]
Salary and wage, officer, excluding cost of good and service sold		$ 300,000	$ 300,000
Naturalshrimp Incorporated [Member] | President and Chief Technical Officer [Member]
Salary and wage, officer, excluding cost of good and service sold				200,000
Accounts payable, other, current				200,000					$ 300,000
Naturalshrimp Incorporated [Member] | President [Member]
Notes payable related party				$ 486,500	486,500
Interest rate				8.00%
Promissory note - related party				$ 356,404	356,404
Naturalshrimp Incorporated [Member] | Consulting Services [Member]
Professional fees				$ 50,000	$ 50,000